Exceptional Items - Schedule (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Analysis of income and expense [abstract]
Findus Group integration costs	€ 0.0	€ 1.2	€ 0.0	€ 3.0
Release of indemnification assets	0.0	0.0	17.8	44.0
Brexit Costs - Exceptional Items	0.2	0.0	0.4	0.0
Supply chain reconfiguration	0.0	(2.3)	0.0	(3.6)
Goodfella's Pizza & Aunt Bessie's integration costs	1.0	2.2	3.0	4.0
Settlement of legacy matters	(1.1)	0.0	(1.1)	0.0
Factory optimization	4.1	0.5	4.7	0.8
Exceptional items	4.2	1.6	24.8	48.2
Common [Table]
Findus Group integration costs	0.0	1.2	0.0	3.0
Brexit Costs - Exceptional Items	0.2	0.0	0.4	0.0
Supply chain reconfiguration	0.0	(2.3)	0.0	(3.6)
Goodfella's Pizza & Aunt Bessie's integration costs	1.0	2.2	3.0	4.0
Factory optimization	4.1	0.5	4.7	0.8
Exceptional Items, Tax Expense (Income), Continuing Operations	(1.1)	0.2	(1.6)	(0.7)
Cash flows relating to exceptional items			(2.3)	(6.5)
Exceptional Items	€ 4.2	€ 1.6	€ 24.8	€ 48.2